Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events:
15.      Subsequent Events:

a) Negotiated vessel delivery delays
The Company has recently reached an agreement in principle with certain shipyards to further defer the delivery of certain of its newbuilding vessels for periods ranging from one to five months. These agreements are subject to execution of final documentation by both parties.
b) Agreement to reduce the purchase price of certain newbuilding vessels
In July 2015, the Company has reached an agreement in principle with certain shipyards to reduce the purchase price of certain of its newbuilding vessels. The aggregate reduction agreed was $25,828 and will be set off against the remaining newbuilding payments. These agreements are subject to execution of final documentation by both parties.
c) Sale of Star Natalie and Star Claudia
On August 6, 2015 and August 10, 2015 the Company entered into separate agreements with third parties to sell the vessels Star Natalie and Star Claudia, respectively, at market terms. The vessels were delivered to their new owners on August 26, 2015, and September 2, 2015, respectively.
d) Sale of Maiden Voyage and agreement to charter back the vessel for two years
On May 28, 2015, the Company entered into an agreement with a third party to sell the vessel Maiden Voyage, at market terms. The Company has agreed to charter back the vessel for a period of two years. The vessel was delivered to its new owners on September 15, 2015, and the Company became the charterer of the vessel on the same date (please see Note 5).
e) Vessel deliveries
(i) On July 15, 2015, the Company took delivery of the Newcastlemax vessels Goliath (ex HN 167) and Maharaj (ex HN 184). The delivery instalments of $75, 364 million were partially financed by $60,600 drawn down under the DNB-SEB-CEXIM $227,500 Facility, and the remaining amount was financed by using existing cash.
(ii) On July 22, 2015, the Company took delivery of the Ultramax vessel Star Aquarius (ex HN 5040). The delivery instalment of $20,359 was partially financed by $15,237 million drawn under the NIBC $32,000 Facility and the remaining amount was financed by using existing cash.
(iii) On August 7, 2015, the Company took delivery of the Ultramax vessel Star Pisces (ex HN 5043). The delivery instalment of $20,351 was partially financed by $15,237 million drawn under the NIBC $32,000 Facility, and the remaining amount was financed by using existing cash.

f) Financing of HN 1343 (tbn Star Leo)
On August 31, 2015, the Company entered into a 10-year lease arrangement with CSSC to finance up to $40,000 for the delivery installment of the HN 1343 (tbn Star Leo).